Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 10,374,212	₩ 10,371,256
Acquisition	2,759,356	2,663,003
Disposal	(60,116)	(74,157)
Transfer	(480,611)	(202,774)
Depreciation	(2,444,648)	(2,380,133)
Impairment	(3,012)	(2,983)
Business Combination	315
Other	(614)
Ending balance	10,144,882	10,374,212
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	835,909	812,947
Acquisition	13,093	2,464
Disposal	(4,449)	(3,514)
Transfer	18,308	24,012
Ending balance	862,861	835,909
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	899,972	911,129
Acquisition	5,098	4,637
Disposal	(477)	(9,176)
Transfer	29,614	43,910
Depreciation	(51,557)	(50,528)
Ending balance	882,650	899,972
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	358,955	344,221
Acquisition	46,614	33,802
Disposal	(74)	(33)
Transfer	8,386	15,145
Depreciation	(35,306)	(34,180)
Ending balance	378,575	358,955
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,036,050	7,342,009
Acquisition	656,731	660,629
Disposal	(41,692)	(45,672)
Transfer	1,644,045	1,234,737
Depreciation	(2,214,524)	(2,152,725)
Impairment	(778)	(2,928)
Other	(34)
Ending balance	7,079,798	7,036,050
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	563,034	473,438
Acquisition	720,431	807,047
Disposal	(9,252)	(6,052)
Transfer	(597,404)	(568,644)
Depreciation	(143,261)	(142,700)
Impairment	(2,234)	(55)
Business Combination	315
Other	(572)
Ending balance	531,057	563,034
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	680,292	487,512
Acquisition	1,317,389	1,154,424
Disposal	(4,172)	(9,710)
Transfer	(1,583,560)	(951,934)
Other	(8)
Ending balance	₩ 409,941	₩ 680,292